Nuveen Preferred Securities and Income Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.6%
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 47.3%
	Automobiles – 1.6%
$23,815	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	$27,149,100
59,368	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	63,523,760
	Total Automobiles				90,672,860
	Banks – 17.9%
27,600	Bank of America Corp	6.250%	N/A (3)	BBB+	29,704,500
17,626	Bank of America Corp	6.500%	N/A (3)	BBB+	19,299,941
25,206	Bank of America Corp	6.300%	N/A (3)	BBB+	28,356,750
10,750	Bank of America Corp	6.100%	N/A (3)	BBB+	11,650,312
25,141	CIT Group Inc, (4)	5.800%	N/A (3)	Ba3	25,486,689
14,505	Citigroup Inc	4.150%	N/A (3)	BBB-	14,740,706
12,595	Citigroup Inc	6.250%	N/A (3)	BBB-	14,204,641
48,436	Citigroup Inc	5.000%	N/A (3)	BBB-	49,889,080
52,287	Citigroup Inc	5.950%	N/A (3)	BBB-	55,947,090
45,869	Citigroup Inc	6.300%	N/A (3)	BBB-	48,076,675
9,846	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	10,276,762
20,295	Citizens Financial Group Inc	4.000%	N/A (3)	BB+	20,295,000
23,396	CoBank ACB	6.250%	N/A (3)	BBB+	26,456,665
5,865	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	6,462,368
29,665	Farm Credit Bank of Texas, 144A	5.700%	N/A (3)	Baa1	31,593,225
14,461	Fifth Third Bancorp	4.500%	N/A (3)	Baa3	15,310,584
5,965	Goldman Sachs Group Inc	4.400%	N/A (3)	BB+	6,003,773
10,510	Goldman Sachs Group Inc	3.800%	N/A (3)	BBB-	10,457,450
9,768	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	BBB	15,970,680
27,515	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	31,401,494
35,828	JPMorgan Chase & Co	5.000%	N/A (3)	BBB+	36,813,270
18,045	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	19,037,475
61,161	JPMorgan Chase & Co	6.750%	N/A (3)	BBB+	66,290,879
36,912	JPMorgan Chase & Co	3.650%	N/A (3)	BBB+	36,819,720
4,109	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.800% spread), (5)	3.926%	N/A (3)	BBB+	4,108,958
14,491	KeyCorp	5.000%	N/A (3)	Baa3	15,668,394
4,570	Lloyds Bank PLC, 144A, (4)	12.000%	N/A (3)	Baa3	4,623,469
14,785	M&T Bank Corp	3.500%	N/A (3)	Baa2	14,486,343

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$9,548	M&T Bank Corp	5.125%	N/A (3)	Baa2	$10,222,537
8,046	M&T Bank Corp	6.450%	N/A (3)	Baa2	8,629,335
21,189	PNC Financial Services Group Inc, (3-Month LIBOR reference rate + 3.678% spread), (5)	3.804%	N/A (3)	Baa2	21,085,147
14,930	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	15,853,893
18,245	PNC Financial Services Group Inc	3.400%	N/A (3)	Baa2	17,957,459
12,453	Regions Financial Corp	5.750%	N/A (3)	BB+	13,636,035
4,675	SVB Financial Group	4.700%	N/A (3)	Baa2	4,809,173
7,752	SVB Financial Group	4.100%	N/A (3)	Baa2	7,666,728
14,255	SVB Financial Group	4.000%	N/A (3)	Baa2	14,326,275
61,186	Truist Financial Corp	4.800%	N/A (3)	Baa2	63,786,405
22,271	Truist Financial Corp	5.100%	N/A (3)	Baa2	24,887,842
13,146	Truist Financial Corp	5.050%	N/A (3)	Baa2	13,326,757
6,580	Wells Fargo & Co	7.950%	11/15/29	Baa1	9,032,767
52,005	Wells Fargo & Co	3.900%	N/A (3)	Baa2	53,435,139
42,281	Wells Fargo & Co	5.875%	N/A (3)	Baa2	46,191,992
17,263	Wells Fargo & Co	5.900%	N/A (3)	Baa2	18,214,882
7,645	Zions Bancorp NA	7.200%	N/A (3)	BB+	8,141,925
7,490	Zions Bancorp NA	5.800%	N/A (3)	BB+	7,638,617
	Total Banks				1,028,275,801
	Capital Markets – 2.3%
11,300	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	12,054,275
11,210	Charles Schwab Corp	4.000%	N/A (3)	BBB	11,434,200
8,010	Charles Schwab Corp	7.000%	N/A (3)	BBB	8,030,025
25,486	Charles Schwab Corp	5.375%	N/A (3)	BBB	27,779,740
1,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	1,763,475
27,229	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	28,726,595
13,925	Goldman Sachs Group Inc	4.125%	N/A (3)	BBB-	14,153,892
25,800	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	28,089,750
	Total Capital Markets				132,031,952
	Communications Equipment – 0.3%
15,580	Vodafone Group PLC	4.125%	6/04/81	BB+	15,423,577
	Consumer Finance – 2.0%
22,490	Ally Financial Inc	4.700%	N/A (3)	Ba2	23,333,375
20,925	Ally Financial Inc	4.700%	N/A (3)	Ba2	21,569,490
28,685	American Express Co	3.550%	N/A (3)	Baa2	28,735,199
22,795	Capital One Financial Corp	3.950%	N/A (3)	Baa3	22,908,975
9,705	Discover Financial Services	6.125%	N/A (3)	Ba2	10,699,762

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance (continued)
$10,000	Discover Financial Services	5.500%	N/A (3)	Ba2	$10,687,500
	Total Consumer Finance				117,934,301
	Diversified Financial Services – 2.2%
20,560	American AgCredit Corp, 144A	5.250%	N/A (3)	BB+	20,919,800
13,295	Capital Farm Credit ACA, 144A	5.000%	N/A (3)	BB	13,494,425
3,955	Citigroup Capital III	7.625%	12/01/36	Baa3	5,802,368
32,650	Compeer Financial ACA, 144A, (6)	6.750%	N/A (3)	BB+	34,364,125
6,700	Compeer Financial ACA, 144A	4.875%	N/A (3)	BB+	6,733,500
25,209	Equitable Holdings Inc	4.950%	N/A (3)	BBB-	26,406,427
21,248	Voya Financial Inc, (4)	6.125%	N/A (3)	BBB-	22,086,659
	Total Diversified Financial Services				129,807,304
	Electric Utilities – 1.8%
16,285	American Electric Power Co Inc	3.875%	2/15/62	BBB	16,532,270
12,759	Edison International	5.000%	N/A (3)	BB+	13,037,146
7,377	Edison International	5.375%	N/A (3)	BB+	7,728,145
7,270	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	7,537,609
37,749	Emera Inc	6.750%	6/15/76	BB+	43,411,351
14,140	Southern Co	4.000%	1/15/51	BBB-	14,458,150
	Total Electric Utilities				102,704,671
	Food Products – 2.5%
13,835	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	14,422,988
37,847	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	40,780,142
39,890	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	43,178,930
42,301	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	45,050,566
	Total Food Products				143,432,626
	Independent Power & Renewable Electricity Producers – 0.5%
6,555	AES Andes SA, 144A	7.125%	3/26/79	BB	6,784,425
13,450	AES Andes SA, 144A	6.350%	10/07/79	BB	13,692,100
9,660	Vistra Corp, 144A	7.000%	N/A (3)	BB-	9,784,518
	Total Independent Power & Renewable Electricity Producers				30,261,043
	Industrial Conglomerates – 1.0%
58,672	General Electric Co, (3-Month LIBOR reference rate + 3.330% spread), (5)	3.533%	N/A (3)	BBB-	58,085,280
	Insurance – 8.9%
9,895	Aegon NV	5.500%	4/11/48	Baa1	11,297,111
9,025	American International Group Inc	5.750%	4/01/48	BBB-	10,130,563
47,922	Assurant Inc	7.000%	3/27/48	BB+	54,571,178

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$66,640	Assured Guaranty Municipal Holdings Inc, 144A, (4)	6.400%	12/15/66	BBB+	$73,728,712
12,610	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	13,176,611
16,218	Enstar Finance LLC	5.750%	9/01/40	BB+	16,645,020
13,545	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	14,222,250
36,866	Markel Corp	6.000%	N/A (3)	BBB-	40,414,353
23,883	MetLife Inc, 144A	9.250%	4/08/38	BBB	35,357,319
15,470	MetLife Inc	3.850%	N/A (3)	BBB	15,779,400
6,931	MetLife Inc, (4)	5.875%	N/A (3)	BBB	7,783,709
20,099	PartnerRe Finance B LLC	4.500%	10/01/50	Baa1	21,147,396
24,242	Provident Financing Trust I	7.405%	3/15/38	BB+	29,575,240
3,085	Prudential Financial Inc	3.700%	10/01/50	BBB+	3,120,748
41,288	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	45,158,750
14,681	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	16,257,739
20,951	QBE Insurance Group Ltd, 144A, (4)	5.875%	N/A (3)	Baa2	22,627,080
17,570	SBL Holdings Inc, 144A	6.500%	N/A (3)	BB	17,306,450
66,824	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	66,824,000
	Total Insurance				515,123,629
	Multi-Utilities – 1.7%
35,086	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	36,489,440
11,789	CMS Energy Corp	4.750%	6/01/50	BBB-	12,820,537
6,839	NiSource Inc	5.650%	N/A (3)	BBB-	7,027,073
20,740	Sempra Energy	4.125%	4/01/52	BBB-	21,003,121
17,730	Sempra Energy	4.875%	N/A (3)	BBB-	18,984,929
	Total Multi-Utilities				96,325,100
	Oil, Gas & Consumable Fuels – 1.6%
11,854	Enbridge Inc	6.000%	1/15/77	BBB-	12,732,873
4,735	Enbridge Inc	5.500%	7/15/77	BBB-	4,985,240
25,437	Enbridge Inc	5.750%	7/15/80	BBB-	28,235,070
20,467	Energy Transfer LP	6.500%	N/A (3)	BB	20,825,172
12,980	MPLX LP, (4)	6.875%	N/A (3)	BB+	13,012,450
10,214	Transcanada Trust	5.500%	9/15/79	BBB	10,903,445
	Total Oil, Gas & Consumable Fuels				90,694,250
	Trading Companies & Distributors – 2.5%
46,645	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	50,376,600
22,035	AerCap Holdings NV	5.875%	10/10/79	BB+	22,806,225
12,455	Air Lease Corp	4.650%	N/A (3)	BB+	12,906,494
15,564	ILFC E-Capital Trust I, 144A	3.370%	12/21/65	B+	12,840,300

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Trading Companies & Distributors (continued)
$50,949	ILFC E-Capital Trust I, 144A	3.670%	12/21/65	BB+	$43,434,022
	Total Trading Companies & Distributors				142,363,641
	U.S. Agency – 0.1%
6,770	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	7,277,750
	Wireless Telecommunication Services – 0.4%
21,619	Vodafone Group PLC	7.000%	4/04/79	BB+	26,147,698
	Total $1,000 Par (or similar) Institutional Preferred (cost $2,574,223,509)				2,726,561,483

Principal Amount (000)	Description (1), (7)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 33.9%
	Banks – 25.7%
$10,702	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (3)	Baa2	$12,160,148
23,172	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (3)	Ba2	24,475,425
36,225	Banco Bilbao Vizcaya Argentaria SA, (4)	6.500%	N/A (3)	Ba2	38,443,781
10,700	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.500%	N/A (3)	Ba2	11,384,907
16,450	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (3)	Ba2	17,658,993
33,000	Banco Santander SA, Reg S	7.500%	N/A (3)	Ba1	35,475,000
34,235	Banco Santander SA	4.750%	N/A (3)	Ba1	34,210,693
57,615	Barclays PLC	8.000%	N/A (3)	BBB-	63,680,707
53,205	Barclays PLC	7.750%	N/A (3)	BBB-	57,095,350
39,900	Barclays PLC	6.125%	N/A (3)	BBB-	43,175,790
16,650	Barclays PLC	4.375%	N/A (3)	BBB-	16,308,675
9,150	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB	10,709,618
61,991	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB	70,437,274
50,955	BNP Paribas SA, 144A	6.625%	N/A (3)	BBB	54,842,866
42,038	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB	45,979,062
40,819	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB	48,339,901
31,396	Credit Suisse Group AG, 144A	5.250%	N/A (3)	BB+	32,416,370
10,485	Danske Bank A/S, Reg S	6.125%	N/A (3)	BBB-	11,061,675
14,435	Danske Bank A/S, Reg S	4.375%	N/A (3)	BBB-	14,398,913
7,491	Danske Bank A/S, Reg S	7.000%	N/A (3)	BBB-	8,228,864
7,880	HSBC Holdings PLC, (4)	4.000%	N/A (3)	BBB	7,830,750
28,325	HSBC Holdings PLC	6.375%	N/A (3)	BBB	30,378,562
87,177	HSBC Holdings PLC	6.375%	N/A (3)	BBB	94,088,393
75,865	HSBC Holdings PLC	6.000%	N/A (3)	BBB	81,649,706
33,865	ING Groep NV, Reg S	6.750%	N/A (3)	BBB	36,489,537
21,245	ING Groep NV	6.500%	N/A (3)	BBB	23,141,116

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1), (7)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$35,070	ING Groep NV	5.750%	N/A (3)	BBB	$37,744,087
47,735	Intesa Sanpaolo SpA, 144A, (4)	7.700%	N/A (3)	BB-	53,463,200
64,896	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	71,749,667
3,000	Lloyds Banking Group PLC	6.750%	N/A (3)	Baa3	3,380,700
47,280	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	53,436,516
22,370	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	23,870,580
43,364	NatWest Group PLC	8.000%	N/A (3)	BBB-	50,356,445
31,345	NatWest Group PLC	6.000%	N/A (3)	BBB-	34,301,460
24,375	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB+	27,696,094
10,183	Societe Generale SA, 144A	8.000%	N/A (3)	BB	11,770,632
35,590	Societe Generale SA, 144A	7.875%	N/A (3)	BB+	38,926,562
13,411	Societe Generale SA, 144A	6.750%	N/A (3)	BB	14,718,573
25,820	Societe Generale SA, 144A	4.750%	N/A (3)	BB+	26,217,886
33,100	Standard Chartered PLC, 144A, (4)	4.300%	N/A (3)	BBB-	31,858,750
22,321	Standard Chartered PLC, 144A, (4)	6.000%	N/A (3)	BBB-	23,799,766
2,365	Standard Chartered PLC, 144A	7.500%	N/A (3)	BBB-	2,397,519
17,349	Standard Chartered PLC, 144A	7.750%	N/A (3)	BBB-	18,411,626
28,560	UniCredit SpA, Reg S	8.000%	N/A (3)	BB-	31,273,200
1,363,105	Total Banks				1,479,435,339
	Capital Markets – 8.2%
50,349	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	53,244,068
17,260	Credit Suisse Group AG, 144A	6.375%	N/A (3)	BB+	18,602,828
66,450	Credit Suisse Group AG, 144A	7.250%	N/A (3)	BB+	73,020,576
22,473	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	24,270,840
85,385	Deutsche Bank AG	6.000%	N/A (3)	BB-	88,693,669
61,827	UBS Group AG, Reg S	7.000%	N/A (3)	BBB	68,782,537
11,580	UBS Group AG, Reg S	5.125%	N/A (3)	BBB	12,303,750
48,355	UBS Group AG, 144A	7.000%	N/A (3)	BBB	52,138,779
48,230	UBS Group AG, Reg S	6.875%	N/A (3)	BBB	53,595,587
26,125	UBS Group AG, 144A	3.875%	N/A (3)	BBB	25,744,881
438,034	Total Capital Markets				470,397,515
$1,801,139	Total Contingent Capital Securities (cost $1,892,595,069)				1,949,832,854

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 16.4%
	Banks – 4.5%
499,100	Bank of America Corp	4.375%	BBB+	$12,766,978
569,136	CoBank ACB, (8)	6.250%	BBB+	57,482,736
168,671	CoBank ACB, (8)	6.200%	BBB+	17,963,461

Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
441,610	Farm Credit Bank of Texas, 144A, (8)	6.750%	Baa1	$46,148,245
563,126	Fifth Third Bancorp	6.625%	Baa3	15,677,428
280,000	Huntington Bancshares Inc/OH, (8)	2.914%	Baa3	6,300,000
285,287	KeyCorp, (4)	6.125%	Baa3	8,627,079
420,000	PNC Financial Services Group Inc, (4)	6.125%	Baa2	10,810,800
745,483	Regions Financial Corp	6.375%	BB+	21,551,913
287,113	Regions Financial Corp	5.700%	BB+	8,297,566
610,175	Synovus Financial Corp, (4)	5.875%	BB-	16,474,725
309,800	Truist Financial Corp	4.750%	Baa2	8,237,582
342,966	Wells Fargo & Co	4.750%	Baa2	8,869,101
327,000	Western Alliance Bancorp	4.250%	Ba1	8,567,400
470,441	Wintrust Financial Corp	6.875%	BB	12,847,744
	Total Banks			260,622,758
	Capital Markets – 1.6%
223,890	Goldman Sachs Group Inc, (4)	5.500%	BB+	5,921,891
725,688	Morgan Stanley	7.125%	Baa3	20,065,273
552,788	Morgan Stanley	6.875%	Baa3	15,317,755
1,379,881	Morgan Stanley	5.850%	Baa3	40,140,738
334,490	Morgan Stanley	6.375%	Baa3	9,432,618
	Total Capital Markets			90,878,275
	Consumer Finance – 0.2%
350,835	Synchrony Financial	5.625%	BB-	9,447,987
	Diversified Financial Services – 1.6%
408,534	AgriBank FCB, (8)	6.875%	BBB+	43,304,604
558,300	Equitable Holdings Inc	5.250%	BBB-	14,794,950
1,158,054	Voya Financial Inc, (4)	5.350%	BBB-	34,197,335
	Total Diversified Financial Services			92,296,889
	Diversified Telecommunication Services – 0.1%
314,900	AT&T Inc	4.750%	BBB-	8,269,274
	Food Products – 1.3%
506,287	CHS Inc	7.875%	N/R	14,403,865
1,451,502	CHS Inc	7.100%	N/R	39,887,275
528,896	CHS Inc	6.750%	N/R	14,671,575
12,881	CHS Inc	7.500%	N/R	366,851
66,700	Dairy Farmers of America Inc, 144A, (6), (8)	7.875%	BB+	6,836,750
	Total Food Products			76,166,316
	Insurance – 4.6%
1,422,280	American Equity Investment Life Holding Co, (4)	5.950%	BB	39,112,700

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
853,711	American Equity Investment Life Holding Co, (4)	6.625%	BB	$23,963,668
1,320,871	Aspen Insurance Holdings Ltd, (4)	5.950%	BB+	35,597,473
603,290	Aspen Insurance Holdings Ltd, (4)	5.625%	BB+	15,794,132
229,700	Assurant Inc	5.250%	BB+	6,195,009
1,074,674	Athene Holding Ltd	6.350%	BBB	31,724,377
856,816	Athene Holding Ltd	6.375%	BBB	24,436,392
358,971	Axis Capital Holdings Ltd	5.500%	BBB	9,074,787
236,820	Delphi Financial Group Inc, (6), (8)	3.346%	BBB	5,683,680
612,116	Enstar Group Ltd	7.000%	BB+	18,094,149
1,026,075	Maiden Holdings North America Ltd	7.750%	N/R	23,599,725
85,997	Reinsurance Group of America Inc	6.200%	BBB+	2,224,742
863,405	Reinsurance Group of America Inc, (4)	5.750%	BBB+	25,315,035
221,929	Selective Insurance Group Inc, (4)	4.600%	BBB-	5,747,961
	Total Insurance			266,563,830
	Multi-Utilities – 0.1%
134,500	NiSource Inc, (4)	6.500%	BBB-	3,661,090
	Oil, Gas & Consumable Fuels – 1.3%
258,400	Energy Transfer LP	7.600%	BB	6,550,440
832,558	NuStar Energy LP	6.969%	B2	21,063,717
1,237,707	NuStar Energy LP	7.625%	B2	27,848,408
753,936	NuStar Logistics LP	6.948%	B	19,014,266
	Total Oil, Gas & Consumable Fuels			74,476,831
	Thrifts & Mortgage Finance – 0.7%
400,000	Federal Agricultural Mortgage Corp	6.000%	N/R	11,012,000
1,041,927	New York Community Bancorp Inc, (4)	6.375%	Ba2	29,559,469
	Total Thrifts & Mortgage Finance			40,571,469
	Trading Companies & Distributors – 0.4%
844,551	Air Lease Corp	6.150%	BB+	21,924,544
	Total $25 Par (or similar) Retail Preferred (cost $886,504,036)			944,879,263
	Total Long-Term Investments (cost $5,353,322,614)			5,621,273,600

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.7%
	MONEY MARKET FUNDS – 0.7%
37,255,721	State Street Navigator Securities Lending Government Money Market Portfolio, (9)	0.030% (10)	$37,255,721
	Total Investments Purchased with Collateral from Securities Lending (cost $37,255,721)		37,255,721

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2%
	REPURCHASE AGREEMENTS – 1.2%
$69,104	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/21, repurchase price $69,104,028, collateralized by $70,960,200, U.S. Treasury Bonds,1.875%, due 2/15/41, value $70,486,204	0.000%	1/03/22	$69,104,028
	Total Short-Term Investments (cost $69,104,028)			69,104,028
	Total Investments (cost $5,459,682,363) – 99.5%			5,727,633,349
	Other Assets Less Liabilities – 0.5% (11)			29,506,873
	Net Assets – 100%			$5,757,140,222
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(1,431)	03/22	$(185,300,769)	$(186,700,781)	$(1,400,012)	$(89,438)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$2,726,561,483	$ —	$2,726,561,483
Contingent Capital Securities	—	1,949,832,854	—	1,949,832,854
$25 Par (or similar) Retail Preferred	761,159,787	183,719,476	—	944,879,263
Investments Purchased with Collateral from Securities Lending	37,255,721	—	—	37,255,721
Short-Term Investments:
Repurchase Agreements	—	69,104,028	—	69,104,028
Investments in Derivatives:
Futures Contracts*	(1,400,012)	—	—	(1,400,012)
Total	$797,015,496	$4,929,217,841	$ —	$5,726,233,337

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $36,343,596.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(10)	The rate shown is the one-day yield as of the end of the reporting period.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Nuveen Flexible Income Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 96.6%
	CORPORATE BONDS – 47.5%
	Auto Components – 0.8%
$8,745	Adient US LLC, 144A	9.000%	4/15/25	BB-	$9,291,563
4,265	American Axle & Manufacturing Inc, (3)	6.500%	4/01/27	B+	4,430,269
2,000	Dana Financing Luxembourg Sarl, 144A	5.750%	4/15/25	BB+	2,047,500
15,010	Total Auto Components				15,769,332
	Automobiles – 1.4%
20,780	General Motors Co	6.600%	4/01/36	BBB	28,105,916
	Banks – 0.3%
4,650	CIT Group Inc	5.000%	8/01/23	BBB-	4,911,562
	Beverages – 1.0%
4,575	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	5,782,502
10,560	Anheuser-Busch InBev Finance Inc	4.900%	2/01/46	BBB+	13,256,883
15,135	Total Beverages				19,039,385
	Biotechnology – 0.5%
9,410	Emergent BioSolutions Inc, 144A, (3)	3.875%	8/15/28	BB-	9,031,436
	Capital Markets – 0.6%
2,935	Morgan Stanley	5.875%	3/15/70	Baa3	3,307,300
5,990	Raymond James Financial Inc	4.950%	7/15/46	A-	7,623,511
8,925	Total Capital Markets				10,930,811
	Chemicals – 1.8%
9,625	Ashland LLC	6.875%	5/15/43	BB+	12,416,250
22,199	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B	22,604,132
31,824	Total Chemicals				35,020,382
	Communications Equipment – 0.7%
4,925	Viasat Inc, 144A	5.625%	9/15/25	BB-	4,949,625
9,200	Viasat Inc, 144A	5.625%	4/15/27	BB+	9,482,440
14,125	Total Communications Equipment				14,432,065
	Consumer Finance – 1.0%
9,289	Ally Financial Inc	5.750%	11/20/25	Baa3	10,476,409
6,850	Ally Financial Inc	8.000%	11/01/31	BBB-	9,696,650
16,139	Total Consumer Finance				20,173,059

Nuveen Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Containers & Packaging – 1.1%
$16,875	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	$21,428,381
	Diversified Telecommunication Services – 1.1%
2,235	Embarq Corp	7.995%	6/01/36	BB	2,503,200
12,707	GCI LLC, 144A	4.750%	10/15/28	B	13,040,559
5,567	Lumen Technologies Inc	7.650%	3/15/42	BB	5,990,621
20,509	Total Diversified Telecommunication Services				21,534,380
	Electric Utilities – 1.1%
6,075	Edison International	5.750%	6/15/27	BBB-	6,926,449
13,350	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB+	13,854,897
19,425	Total Electric Utilities				20,781,346
	Entertainment – 0.4%
6,875	Liberty Interactive LLC	8.500%	7/15/29	BB	7,493,750
	Equity Real Estate Investment Trust – 0.8%
9,100	Iron Mountain Inc, 144A	4.875%	9/15/29	BB-	9,418,318
6,100	Office Properties Income Trust	4.500%	2/01/25	BBB-	6,429,069
15,200	Total Equity Real Estate Investment Trust				15,847,387
	Food & Staples Retailing – 1.5%
17,389	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	BB	18,562,757
10,210	SEG Holding LLC / SEG Finance Corp, 144A, (3)	5.625%	10/15/28	BB-	10,694,975
27,599	Total Food & Staples Retailing				29,257,732
	Health Care Providers & Services – 4.2%
9,025	Centene Corp	4.625%	12/15/29	BBB-	9,733,101
1,148	Encompass Health Corp	5.750%	9/15/25	B+	1,173,830
4,425	Encompass Health Corp	4.750%	2/01/30	B+	4,557,750
2,900	Encompass Health Corp	4.625%	4/01/31	B+	2,950,750
5,750	HCA Inc	5.875%	5/01/23	Baa3	6,087,813
7,300	HCA Inc	5.125%	6/15/39	BBB-	8,990,163
22,427	MEDNAX Inc, 144A	6.250%	1/15/27	B+	23,464,249
6,345	Molina Healthcare Inc, 144A	3.875%	11/15/30	BB-	6,582,937
4,050	Tenet Healthcare Corp, 144A	7.500%	4/01/25	B+	4,262,423
14,285	Tenet Healthcare Corp, 144A	4.250%	6/01/29	B+	14,506,275
77,655	Total Health Care Providers & Services				82,309,291
	Hotels, Restaurants & Leisure – 1.2%
18,425	McDonald's Corp	4.875%	12/09/45	BBB+	23,671,646
	Interactive Media & Services – 1.1%
19,770	TripAdvisor Inc, 144A	7.000%	7/15/25	BB-	20,857,350

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	IT Services – 0.5%
$9,015	Alliance Data Systems Corp, 144A	4.750%	12/15/24	N/R	$9,198,275
	Life Sciences Tools & Services – 0.6%
10,700	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	11,154,750
	Machinery – 2.4%
9,215	ATS Automation Tooling Systems Inc, 144A	4.125%	12/15/28	B+	9,284,113
13,170	Harsco Corp, 144A	5.750%	7/31/27	B+	13,416,937
10,975	Roller Bearing Co of America Inc, 144A	4.375%	10/15/29	B+	11,194,500
12,930	Stevens Holding Co Inc, 144A	6.125%	10/01/26	BB-	13,786,612
46,290	Total Machinery				47,682,162
	Media – 5.4%
7,650	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.125%	5/01/27	BB+	7,879,500
14,500	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	BBB-	19,801,014
8,360	DISH DBS Corp	7.750%	7/01/26	B-	8,819,800
7,450	DISH DBS Corp	5.125%	6/01/29	B-	6,779,500
18,324	Nexstar Media Inc, 144A	5.625%	7/15/27	B+	19,315,695
4,350	Nexstar Media Inc, 144A	4.750%	11/01/28	B+	4,431,563
26,204	ViacomCBS Inc	6.875%	4/30/36	BBB	37,504,802
86,838	Total Media				104,531,874
	Metals & Mining – 1.3%
6,600	ArcelorMittal SA	7.000%	10/15/39	BBB-	9,092,688
5,000	Constellium SE, 144A, (3)	3.750%	4/15/29	B	4,919,475
8,600	Southern Copper Corp	5.875%	4/23/45	BBB+	11,812,272
20,200	Total Metals & Mining				25,824,435
	Mortgage Real Estate Investment Trust – 0.2%
3,850	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	4,004,000
	Multiline Retail – 0.9%
19,344	Nordstrom Inc, (3)	5.000%	1/15/44	BBB-	18,038,280
	Multi-Utilities – 0.4%
6,425	Consolidated Edison Co of New York Inc	3.950%	4/01/50	A-	7,339,903
	Oil, Gas & Consumable Fuels – 1.6%
4,650	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	5,246,677
14,640	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	15,115,800
9,939	Phillips 66	4.650%	11/15/34	A3	11,645,422
29,229	Total Oil, Gas & Consumable Fuels				32,007,899

Nuveen Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Professional Services – 0.3%
$5,495	Clarivate Science Holdings Corp, 144A	3.875%	7/01/28	B1	$5,522,475
	Real Estate Management & Development – 0.4%
8,306	Greystar Real Estate Partners LLC, 144A	5.750%	12/01/25	BB-	8,453,182
	Road & Rail – 1.0%
15,229	XPO CNW Inc	6.700%	5/01/34	B+	18,700,755
	Semiconductors & Semiconductor Equipment – 2.2%
19,258	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	20,354,166
14,245	Broadcom Inc, 144A	3.187%	11/15/36	BBB-	14,220,187
7,250	Entegris Inc, 144A	4.375%	4/15/28	BB	7,449,375
40,753	Total Semiconductors & Semiconductor Equipment				42,023,728
	Software – 1.8%
8,345	Avaya Inc, 144A	6.125%	9/15/28	BB	8,845,700
7,800	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	8,151,000
16,050	VMware Inc	4.700%	5/15/30	BBB	18,679,922
32,195	Total Software				35,676,622
	Specialty Retail – 1.9%
15,181	Bath & Body Works Inc	6.875%	11/01/35	BB	18,862,392
8,730	Gap Inc, 144A	3.625%	10/01/29	BB	8,634,843
10,280	Gap Inc, 144A	3.875%	10/01/31	BB	10,138,650
34,191	Total Specialty Retail				37,635,885
	Technology Hardware, Storage & Peripherals – 4.0%
35,794	Hewlett Packard Enterprise Co	6.350%	10/15/45	BBB+	47,941,334
8,369	NCR Corp, 144A	5.250%	10/01/30	BB-	8,599,147
9,529	Seagate HDD Cayman	4.875%	6/01/27	BB+	10,386,610
10,335	Seagate HDD Cayman	4.091%	6/01/29	BB+	10,700,704
64,027	Total Technology Hardware, Storage & Peripherals				77,627,795
	Tobacco – 0.8%
12,625	Altria Group Inc	5.800%	2/14/39	A3	15,175,018
	Trading Companies & Distributors – 1.2%
12,600	Ashtead Capital Inc, 144A	4.000%	5/01/28	BBB-	13,170,600
8,800	United Rentals North America Inc	5.250%	1/15/30	BB	9,526,000
21,400	Total Trading Companies & Distributors				22,696,600
$824,443	Total Corporate Bonds (cost $876,098,936)				923,888,849

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 21.5%
	Auto Components – 1.7%
$9,160	Dana Inc	4.250%	9/01/30	BB+	$9,285,950
22,655	Goodyear Tire & Rubber Co, 144A	5.250%	7/15/31	BB-	24,596,647
	Total Auto Components				33,882,597
	Automobiles – 0.8%
3,613	General Motors Financial Co Inc	5.700%	N/A (4)	BB+	4,118,820
10,763	General Motors Financial Co Inc	6.500%	N/A (4)	BB+	11,905,062
	Total Automobiles				16,023,882
	Banks – 5.6%
3,375	Bank of America Corp	6.250%	N/A (4)	BBB+	3,632,344
14,726	Bank of America Corp	6.500%	N/A (4)	BBB+	16,124,528
8,965	Bank of America Corp	6.300%	N/A (4)	BBB+	10,085,625
7,725	CIT Group Inc	5.800%	N/A (4)	Ba3	7,831,219
25,871	Citigroup Inc	6.250%	N/A (4)	BBB-	29,177,314
3,000	JPMorgan Chase & Co	6.100%	N/A (4)	BBB+	3,165,000
21,385	JPMorgan Chase & Co	6.750%	N/A (4)	BBB+	23,178,667
3,225	Lloyds Bank PLC, 144A	12.000%	N/A (4)	Baa3	3,262,732
6,720	Wells Fargo & Co	5.875%	N/A (4)	Baa2	7,341,600
4,883	Zions Bancorp NA	7.200%	N/A (4)	BB+	5,200,395
	Total Banks				108,999,424
	Capital Markets – 1.2%
9,125	Ares Finance Co III LLC, 144A	4.125%	6/30/51	BBB	9,158,547
6,575	Goldman Sachs Group Inc	3.650%	N/A (4)	BBB-	6,509,250
350	Goldman Sachs Group Inc	4.950%	N/A (4)	BBB-	363,125
7,075	Goldman Sachs Group Inc	5.300%	N/A (4)	BBB-	7,702,906
	Total Capital Markets				23,733,828
	Consumer Finance – 2.5%
21,177	Ally Financial Inc	4.700%	N/A (4)	Ba2	21,970,826
11,300	Ally Financial Inc	4.700%	N/A (4)	Ba2	11,648,040
9,875	American Express Co	3.550%	N/A (4)	Baa2	9,892,281
4,035	Capital One Financial Corp	3.950%	N/A (4)	Baa3	4,055,175
	Total Consumer Finance				47,566,322
	Electric Utilities – 2.9%
11,950	Edison International	5.000%	N/A (4)	BB+	12,210,510
23,745	Emera Inc	6.750%	6/15/76	BB+	27,306,751

Nuveen Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities (continued)
$15,390	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	$17,436,002
	Total Electric Utilities				56,953,263
	Food Products – 0.5%
3,300	Land O' Lakes Inc, 144A	7.250%	N/A (4)	BB	3,555,750
2,042	Land O' Lakes Inc, 144A	8.000%	N/A (4)	BB	2,210,363
3,200	Land O' Lakes Inc, 144A	7.000%	N/A (4)	BB	3,408,000
	Total Food Products				9,174,113
	Independent Power & Renewable Electricity Producers – 1.5%
20,475	Vistra Corp, 144A	8.000%	N/A (4)	Ba3	21,652,312
7,250	Vistra Corp, 144A	7.000%	N/A (4)	BB-	7,343,453
	Total Independent Power & Renewable Electricity Producers				28,995,765
	Insurance – 1.0%
4,950	Enstar Finance LLC	5.750%	9/01/40	BB+	5,080,334
10,255	Liberty Mutual Group Inc, 144A, (3)	7.800%	3/15/37	Baa3	14,203,175
	Total Insurance				19,283,509
	Media – 0.8%
5,650	DISH DBS Corp	7.375%	7/01/28	B-	5,720,625
9,255	Sirius XM Radio Inc, 144A	4.000%	7/15/28	BB	9,306,735
	Total Media				15,027,360
	Multi-Utilities – 0.9%
7,950	Dominion Energy Inc	4.350%	N/A (4)	BBB-	8,208,375
8,721	Sempra Energy	4.875%	N/A (4)	BBB-	9,338,272
	Total Multi-Utilities				17,546,647
	Oil, Gas & Consumable Fuels – 0.7%
12,781	Transcanada Trust	5.875%	8/15/76	BBB	13,963,243
	Technology Hardware, Storage & Peripherals – 1.4%
10,170	Dell International LLC / EMC Corp	6.020%	6/15/26	BBB	11,755,010
14,425	NCR Corp, 144A	5.125%	4/15/29	N/R	14,932,760
	Total Technology Hardware, Storage & Peripherals				26,687,770
	Total $1,000 Par (or similar) Institutional Preferred (cost $407,901,279)				417,837,723

Shares	Description (1)	Value
	COMMON STOCKS – 11.2%
	Aerospace & Defense – 0.5%
47,400	General Dynamics Corp	$9,881,478

Shares	Description (1)	Value
	Banks – 0.3%
144,100	Wells Fargo & Co	$6,913,918
	Capital Markets – 0.7%
378,784	Ares Capital Corp	8,026,433
48,700	Morgan Stanley	4,780,392
	Total Capital Markets	12,806,825
	Chemicals – 0.5%
125,300	DuPont de Nemours Inc	10,121,734
	Communications Equipment – 0.6%
170,900	Cisco Systems Inc	10,829,933
	Electric Utilities – 0.5%
86,100	Entergy Corp	9,699,165
	Electrical Equipment – 0.4%
192,300	nVent Electric PLC	7,307,400
	Entertainment – 0.2%
84,700	Nintendo Co Ltd, Sponsored ADR	4,943,939
	Equity Real Estate Investment Trust – 0.3%
157,300	Healthcare Realty Trust Inc	4,976,972
	Food & Staples Retailing – 0.6%
82,300	Walmart Inc	11,907,987
	Health Care Equipment & Supplies – 0.6%
106,400	Medtronic PLC	11,007,080
	Health Care Providers & Services – 1.0%
44,600	Cigna Corp	10,241,498
113,000	Tenet Healthcare Corp, (5)	9,230,970
	Total Health Care Providers & Services	19,472,468
	Hotels, Restaurants & Leisure – 0.5%
38,400	McDonald's Corp	10,293,888
	Independent Power & Renewable Electricity Producers – 0.5%
116,467	NextEra Energy Partners LP	9,829,815
	Metals & Mining – 0.2%
82,800	BHP Group PLC, Sponsored ADR, (3)	4,948,956
	Multi-Utilities – 0.5%
70,091	Sempra Energy	9,271,637

Nuveen Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 0.7%
108,300	Royal Dutch Shell PLC, Sponsored ADR	$4,694,805
117,900	Valero Energy Corp	8,855,469
	Total Oil, Gas & Consumable Fuels	13,550,274
	Pharmaceuticals – 0.8%
84,500	AstraZeneca PLC, Sponsored ADR	4,922,125
163,300	Bristol-Myers Squibb Co	10,181,755
	Total Pharmaceuticals	15,103,880
	Road & Rail – 0.4%
125,300	Knight-Swift Transportation Holdings Inc	7,635,782
	Semiconductors & Semiconductor Equipment – 0.9%
65,500	Applied Materials Inc	10,307,080
39,700	QUALCOMM Inc	7,259,939
	Total Semiconductors & Semiconductor Equipment	17,567,019
	Technology Hardware, Storage & Peripherals – 0.5%
647,400	Hewlett Packard Enterprise Co	10,209,498
	Total Common Stocks (cost $191,882,112)	218,279,648

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 8.5%
	Banks – 1.7%
5,870	Bank of America Corp	7.250%	BBB+	$8,484,498
15,930	Wells Fargo & Co	7.500%	Baa2	23,744,143
	Total Banks			32,228,641
	Electric Utilities – 1.3%
132,600	NextEra Energy Inc	4.872%	A-	9,028,734
282,640	NextEra Energy Inc	6.219%	BBB	16,367,682
	Total Electric Utilities			25,396,416
	Health Care Technology – 0.7%
209,150	Change Healthcare Inc	6.000%	N/R	14,696,971
	Life Sciences Tools & Services – 1.6%
241,750	Avantor Inc	6.250%	N/R	31,236,518
	Machinery – 0.5%
90,700	Stanley Black & Decker Inc, (3)	5.250%	BBB+	9,903,533
	Multi-Utilities – 0.8%
148,200	Dominion Energy Inc	7.250%	BBB-	14,914,848

Shares	Description (1)	Coupon	Ratings (2)	Value
	Professional Services – 0.3%
62,100	Clarivate PLC	5.250%	N/R	$5,642,406
	Semiconductors & Semiconductor Equipment – 1.6%
15,075	Broadcom Inc	8.000%	N/R	31,286,504
	Total Convertible Preferred Securities (cost $127,073,154)			165,305,837

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 4.7%
	Banks – 0.7%
127,954	Citigroup Inc, (6)	7.125%	BBB-	$3,500,821
379,500	Western Alliance Bancorp	4.250%	Ba1	9,942,900
	Total Banks			13,443,721
	Capital Markets – 0.3%
191,181	Morgan Stanley	7.125%	Baa3	5,286,154
	Consumer Finance – 0.7%
310,900	Capital One Financial Corp	5.000%	Baa3	8,316,575
231,900	Synchrony Financial	5.625%	BB-	6,245,067
	Total Consumer Finance			14,561,642
	Equity Real Estate Investment Trust – 0.2%
159,796	National Storage Affiliates Trust	6.000%	N/R	4,159,490
	Food Products – 0.9%
63,115	CHS Inc	7.875%	N/R	1,795,622
195,213	CHS Inc	7.100%	N/R	5,364,453
384,432	CHS Inc	6.750%	N/R	10,664,144
	Total Food Products			17,824,219
	Insurance – 1.3%
60,674	Argo Group US Inc	6.500%	BBB-	1,565,996
284,806	Athene Holding Ltd	6.350%	BBB	8,407,473
215,565	Athene Holding Ltd	6.375%	BBB	6,147,914
294,032	Enstar Group Ltd	7.000%	BB+	8,691,586
	Total Insurance			24,812,969
	Multi-Utilities – 0.6%
430,660	Algonquin Power & Utilities Corp	6.200%	BB+	11,713,952
	Total $25 Par (or similar) Retail Preferred (cost $86,248,617)			91,802,147

Nuveen Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity	Value
	STRUCTURED NOTES – 2.1%
270,500	Citigroup Global Markets Holdings Inc., Synthetic Buy-Write Notes Based Upon the Common Stock of TripAdvisor, Inc. (Cap 116.67% of the Issue Price), 144A , (7)	14.000%	$36.2456	$42.2877	2/24/22	$7,587,523
162,300	JPMorgan Chase Bank, National Association Mandatory Exchangeable Note, Linked to Common Stock of Tenet Healthcare Corporation (Cap 124.75% of the Issue Price) , (7)	10.000%	$66.2820	$82.6868	6/15/22	9,631,293
177,000	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Micron Technology Inc. (Cap 115.22% of the Issue Price) , (7)	10.000%	$82.6648	$95.2464	1/25/22	16,217,486
167,800	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Teradata Corp (Cap 112.08% of the Issue Price) , (7)	0.140%	$57.6381	$64.6008	4/19/22	7,485,972
	Total Structured Notes (cost $43,758,812)					40,922,274

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 1.1%
	Media – 0.8%
$20,825	Liberty Interactive LLC	4.000%	11/15/29	BB	$15,618,750
	Wireless Telecommunication Services – 0.3%
8,925	Liberty Interactive LLC	3.750%	2/15/30	BB	6,783,000
$29,750	Total Convertible Bonds (cost $22,292,285)				22,401,750
	Total Long-Term Investments (cost $1,755,255,195)				1,880,438,228

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.0%
	MONEY MARKET FUNDS – 2.0%
38,857,917	State Street Navigator Securities Lending Government Money Market Portfolio, (8)	0.030% (9)	$38,857,917
	Total Investments Purchased with Collateral from Securities Lending (cost $38,857,917)		38,857,917

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%
	REPURCHASE AGREEMENTS – 2.5%
$49,983	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/21, repurchase price $49,983,039, collateralized by $51,325,600, U.S. Treasury Bond, 1.875%, due 2/15/41, value $50,982,758	0.000%	1/03/22	$49,983,039
	Total Short-Term Investments (cost $49,983,039)			49,983,039
	Total Investments (cost $1,844,096,151) – 101.1%			1,969,279,184
	Other Assets Less Liabilities – (1.1)% (10)			(22,310,420)
	Net Assets – 100%			$1,946,968,764
Investments in Derivatives
Options Written
Description (11)	Type	Number of Contracts	Notional Amount (12)	Exercise Price	Expiration Date	Value
Applied Materials Inc	Call	(328)	$(5,904,000)	$180	3/18/22	$(109,060)
Total Options Written (premiums received $169,896)		(328)	$(5,904,000)			$(109,060)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Flexible Income Fund (continued)
Portfolio of Investments    December 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$923,888,849	$ —	$923,888,849
$1,000 Par (or similar) Institutional Preferred	—	417,837,723	—	417,837,723
Common Stocks	218,279,648	—	—	218,279,648
Convertible Preferred Securities	165,305,837	—	—	165,305,837
$25 Par (or similar) Retail Preferred	91,802,147	—	—	91,802,147
Structured Notes	—	40,922,274	—	40,922,274
Convertible Bonds	—	22,401,750	—	22,401,750
Investments Purchased with Collateral from Securities Lending	38,857,917	—	—	38,857,917
Short-Term Investments:
Repurchase Agreements	—	49,983,039	—	49,983,039
Investments in Derivatives:
Options Written	(109,060)	—	—	(109,060)
Total	$514,136,489	$1,455,033,635	$ —	$1,969,170,124

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $37,789,951.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(9)	The rate shown is the one-day yield as of the end of the reporting period.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(11)	Exchange-traded, unless otherwise noted.
(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
N/A	Not Applicable.